Leases - Summary of Supplemental Balance sheets Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
ROU assets, net	$ 12,737	$ 2,641
Operating lease liabilities, current	915	1,595
Operating lease liabilities, net of current	$ 12,212	$ 1,598